LOAN PAYABLE (Details Narrative) - CAD ($)	1 Months Ended
	Jan. 25, 2021	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020
Loan Payable
Loan payable		$ 52,973	$ 50,000	$ 103,924
Issuance of shares	415,697
Loss recognized	$ 124,709
Accrued interest		$ 2,973